Performance Management	Jul. 28, 2025
Aristotle Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund changed its investment strategies on February 17, 2025. Accordingly, any performance information for periods prior to February 17, 2025 is attributable to the Fund’s previous investment strategies. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds ESG Core Bond (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I return for the period 1/1/2025 through 6/30/2025: 4.02% Best and worst quarterly performance reflected within the bar chart: Q4 2023: 6.78%; Q1 2022: (5.75)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I return
Bar Chart, Year to Date Return	4.02%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	6.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(5.75%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Aristotle Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Aristotle Core Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023. The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I-2 return for the period 1/1/2025 through 6/30/2025: 7.29% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 22.13%; Q2 2022: (17.49)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index and the performance measurement benchmark for the Fund is the S&P 500® Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I-2 return
Bar Chart, Year to Date Return	7.29%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	22.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(17.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Aristotle Core Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Core Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I return for the period 1/1/2025 through 6/30/2025: 3.86% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 6.81%; Q2 2022: (6.43)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I return
Bar Chart, Year to Date Return	3.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	6.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(6.43%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Aristotle Floating Rate Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and more focused benchmarks. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Floating Rate Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and more focused benchmarks.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and more focused benchmarks.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I return for the period 1/1/2025 through 6/30/2025: 2.78% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 6.84%; Q1 2020: (10.39)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Morningstar LSTA US Leveraged Loan Index for the purpose of performance measurement. Previously, the Fund was benchmarked to the Credit Suisse Leveraged Loan Index (now the S&P UBS Leveraged Loan Index) for the purpose of performance measurement. The Fund changed its performance measurement index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believed it better represents the universe of securities in which the Fund invests.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I return
Bar Chart, Year to Date Return	2.78%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	6.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(10.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle Growth Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of PF Growth Fund (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, and guidelines that were different compared to those of the Fund, and investment restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class P shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
MFS Investment Management served as the sub-adviser to the Predecessor Fund from May 1, 2013, up to the date of the Reorganization. Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”) serves as sub-adviser for the Fund. Aristotle Atlantic employs a different investment approach than the Predecessor Fund’s sub-adviser and the Fund’s principal investment strategies are different than the Predecessor Fund. If the Fund’s current sub-
adviser and strategies had been in place for prior periods, the performance information shown below would have been different.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).
For periods prior to April 17, 2023, the bar chart and performance figures below reflect the historical performance of the Predecessor Fund’s Class P shares. The performance figures for periods prior to April 17, 2023 have not been adjusted to reflect fees and expenses of Class A shares, Class I shares and Class I-2 shares of the Fund, respectively. If these returns had been adjusted, then performance for the share classes would be different than the returns shown below due to differences in their fee and expense structures.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I return for the period 1/1/2025 through 6/30/2025: 6.95% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 25.06%; Q2 2022: (19.54)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Growth Index for the purpose of performance measurement.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I return
Bar Chart, Year to Date Return	6.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	25.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(19.54%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Aristotle High Yield Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds High Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I return for the period 1/1/2025 through 6/30/2025: 4.22% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 9.74%; Q1 2020: (14.16)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US High-Yield 2% Issuer Capped Bond Index for the purpose of performance measurement.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I return
Bar Chart, Year to Date Return	4.22%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	9.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(14.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Predecessor Fund as a result of Aristotle International Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023. The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I-2 return for the period 1/1/2025 through 6/30/2025: 14.78% Best and worst quarterly performance reflected within the bar chart: Q4 2020: 19.52%; Q1 2020: (24.44)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the MSCI ACWI ex USA Index (net). The Fund is also benchmarked to the MSCI EAFE Index (net) for the purpose of performance measurement.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle International Equity Fund | Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I-2 return
Bar Chart, Year to Date Return	14.78%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Aristotle International Equity Fund | Aristotle International Equity Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	19.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(24.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle Portfolio Optimization Aggressive Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Aggressive-Growth (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class A return for the period 1/1/2025 through 6/30/2025: 7.27% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 21.35%; Q1 2020: (23.06)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes
[1] The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark, for the purpose of performance measurement.

[2] Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark represents the blended performance of 69% S&P 500®, 26% MSCI EAFE (net), and 5% Bloomberg US Aggregate Bond Indices.

Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Portfolio Optimization Aggressive Growth Fund | Aristotle Portfolio Optimization Aggressive Growth Fund Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class A return
Bar Chart, Year to Date Return	7.27%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	21.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(23.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Does Reflect Sales Loads	Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart.
Aristotle Portfolio Optimization Conservative Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Conservative (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to Predecessor Fund’s Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class A return for the period 1/1/2025 through 6/30/2025: 4.79% Best and worst quarterly performance reflected within the bar chart:Q2 2020: 10.07%; Q2 2022: (9.01)%
Performance Table Heading	Average Annual Total Returns(For the periods endedDecember 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes
[1] The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Conservative Composite Benchmark, for the purpose of performance measurement.
[2] The Aristotle Portfolio Optimization Conservative Composite Benchmark represents the blended performance of 71% Bloomberg US Aggregate Bond, 17% S&P 500®, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE (net) Indices.

Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Portfolio Optimization Conservative Fund | Aristotle Portfolio Optimization Conservative Fund Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class A return
Bar Chart, Year to Date Return	4.79%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	10.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(9.01%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Does Reflect Sales Loads	Sales charges applicable to Predecessor Fund’s Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart.
Aristotle Portfolio Optimization Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Growth (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class A return for the period 1/1/2025 through 6/30/2025: 6.50% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 19.26%; Q1 2020: (20.08)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes
[1] The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Growth Composite Benchmark, for the purpose of performance measurement.

[2] Aristotle Portfolio Optimization Growth Composite Benchmark represents the blended performance of 58% S&P 500®, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE (net) Indices.

Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Portfolio Optimization Growth Fund | Aristotle Portfolio Optimization Growth Fund Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class A return
Bar Chart, Year to Date Return	6.50%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	19.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(20.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Does Reflect Sales Loads	Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart.
Aristotle Portfolio Optimization Moderate Conservative Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Moderate-Conservative (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to the Predecessor Fund’s Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website:
aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class A return for the period 1/1/2025 through 6/30/2025: 5.62% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 12.86%; Q1 2020: (11.79)%
Performance Table Heading	Average Annual Total Returns(For the periods endedDecember 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes
[1] The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark, for the purpose of performance measurement.

[2] Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark represents the blended performance of 55% Bloomberg US Aggregate Bond, 30% S&P 500®, 10% MSCI EAFE (net), and 5% ICE BofA U.S. 3-Month T-Bill Indices.

Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Portfolio Optimization Moderate Conservative Fund | Aristotle Portfolio Optimization Moderate Conservative Fund Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class A return
Bar Chart, Year to Date Return	5.62%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	12.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(11.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Does Reflect Sales Loads	Sales charges applicable to the Predecessor Fund’s Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart.
Aristotle Portfolio Optimization Moderate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Portfolio Optimization Moderate (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class A shares from inception through April 16, 2023 and the performance of the Fund’s Class A shares from April 17, 2023 through December 31, 2024.
Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to broad-based market indexes and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class A return for the period 1/1/2025 through 6/30/2025: 5.96% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 16.23%; Q1 2020: (15.47)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes
[1] The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Moderate Composite Benchmark, for the purpose of performance measurement.

[2] Aristotle Portfolio Optimization Moderate Composite represents the blended performance of 45% S&P 500®, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE (net), and 2% ICE BofA U.S. 3-Month T-Bill Indices.

Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class A shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Portfolio Optimization Moderate Fund | Aristotle Portfolio Optimization Moderate Fund Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class A return
Bar Chart, Year to Date Return	5.96%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	16.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(15.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Does Reflect Sales Loads	Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart.
Aristotle Short Duration Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Short Duration Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I return for the period 1/1/2025 through 6/30/2025: 3.25% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 4.72%; Q1 2020: (3.19)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US 1-3 Year Government/Credit Bond Index for the purpose of performance measurement.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I return
Bar Chart, Year to Date Return	3.25%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	4.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(3.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Aristotle Small Cap Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023. The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I-2 return for the period 1/1/2025 through 6/30/2025: (4.50)% Best and worst quarterly performance reflected within the bar chart: Q4 2020: 29.62%; Q1 2020: (33.02)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2000® Index for the purpose of performance measurement.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I-2 return
Bar Chart, Year to Date Return	(4.50%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	29.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(33.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle Small/Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Small/Mid Cap (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, and guidelines that were different compared to those of the Fund, and investment restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The Predecessor Fund acquired the assets of the Rothschild U.S. Small/Mid-Cap Core Fund (the “First Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Predecessor Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the First Predecessor Fund.
The bar chart shows the performance of the Predecessor Fund’s Class I-2 shares from inception through April 16, 2023 and the performance of the Fund’s Class I-2 shares from April 17, 2023 through December 31, 2024. The performance figures shown below for the share classes of the Fund for periods prior to January 11, 2016, reflect the historical performance of the then-existing Institutional Class shares of the First Predecessor Fund. The performance figures for periods prior to January 11, 2016, have not been adjusted to reflect fees and expenses of Class A, Class C, Class R6, and Class I-2 shares of the Predecessor Fund, respectively. If these returns had been adjusted, then performance for the share classes would be lower than the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the First Predecessor Fund commenced operations on December 31, 2014.
Prior to the reorganization with the Predecessor Fund, Great Lakes Advisors, LLC served as the sub-adviser to the Predecessor Fund, replacing Rothschild & Co Asset Management US Inc., which previously served as sub-adviser to the Predecessor Fund since its inception. Aristotle Capital Boston, LLC is the sub-adviser to the Fund and employs a different investment approach than the Predecessor Fund’s sub-advisers. If the Fund’s current sub-adviser and strategies had been in place for periods prior to April 17, 2023, the performance information shown below would have been different.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I-2 return for the period 1/1/2025 through 6/30/2025: (1.97)% Best and worst quarterly performance reflected within the bar chart: Q4 2020: 27.05%; Q1 2020: (32.01)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2500® Index for the purpose of performance measurement.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I-2 shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I-2 shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I-2 return
Bar Chart, Year to Date Return	(1.97%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	27.05%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(32.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Strategic Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I return for the period 1/1/2025 through 6/30/2025: 3.87% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 11.56%; Q1 2020:
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I return
Bar Chart, Year to Date Return	3.87%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	11.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(10.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to April 17, 2023 is the performance of Pacific Funds Ultra Short Income (the “Predecessor Fund”), a series of Pacific Funds Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on April 17, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through April 16, 2023 and the performance of the Fund’s Class I shares from April 17, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I return for the period 1/1/2025 through 6/30/2025: 2.60% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 4.36%; Q1 2020: (3.18)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The Fund’s broad-based market index is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg Short Treasury Total Return Index for the purpose of performance measurement.
Performance Table One Class of after Tax Shown [Text]	(b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for the Predecessor Fund’s Class I shares only and will vary for classes of the Fund; and (c) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. Before-tax returns for Class A shares are not shown because the class had not completed a calendar year of performance as of the date of this Prospectus.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I return
Bar Chart, Year to Date Return	2.60%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	4.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(3.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class A
Prospectus [Line Items]
Performance One Year or Less [Text]	Before-tax returns for Class A shares are not shown because the class had not completed a calendar year of performance as of the date of this Prospectus
Aristotle Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Predecessor Fund as a result of the Aristotle Value Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023 (the “Reorganization”). The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	Class I-2 return for the period 1/1/2025 through 6/30/2025: 5.55% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 20.96%; Q1 2020: (23.87)%
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Value Index and the S&P 500® Index for the purpose of performance measurement.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)	[1]
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I-2 return
Bar Chart, Year to Date Return	5.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	20.96%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(23.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Aristotle/Saul Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark. The Fund performance shown below for periods prior to October 23, 2023 is the performance of the Aristotle/Saul Global Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2023 (the “Reorganization”). The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2024.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Performance Additional Market Index [Text]	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index and a more focused benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart and, if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns (%)
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	(b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Footnotes	The broad-based market index for the Fund is the MSCI All Country World (“ACWI”) Index (net). The Fund is also benchmarked to the MSCI World Index (net) for the purpose of performance measurement.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Performance Availability Website Address [Text]	aristotlefunds.com
Performance Availability Phone [Text]	844-274-7885
Aristotle/Saul Global Equity Fund | Aristotle/Saul Global Equity Fund Class I-2
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I-2 return
Bar Chart, Year to Date Return	10.40%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Aristotle/Saul Global Equity Fund | Aristotle/Saul Global Equity Fund Class I
Prospectus [Line Items]
Bar Chart Closing [Text Block]	Class I-2 return for the period 1/1/2025 through 6/30/2025: 10.40% Best and worst quarterly performance reflected within the bar chart: Q2 2020: 19.67%; Q1 2020: (23.30)%
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	19.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(23.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]	The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Value Index and the S&P 500® Index for the purpose of performance measurement.